Note 16 - Capital Management	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management

Note 16 — Capital Management

Opera’s objective in managing capital is to maintain a capital structure that supports its operations, strategic investments and long-term growth while preserving financial flexibility. Management seeks to ensure that the Group can meet its obligations, maintain the confidence of investors and other stakeholders, and provide returns to shareholders, including through recurring dividends and share repurchase programs.

Dividends

In January 2023, the Board of Directors declared a special dividend of $0.80 per share, representing an aggregate distribution of $71.3 million. Of this amount, $59.0 million payable to Kunlun and Keeneyes Future Holding was settled through offsets against receivables due from those shareholders (see Note 17), with the remaining $12.3 million paid in cash.

In June 2023, the Board of Directors adopted a recurring semi-annual dividend program and declared the first semi-annual dividend of $0.40 per share, representing an aggregate distribution of $36.0 million. Since then, Opera has paid semi-annual dividends of $0.40 per share in January and July of 2024 and 2025, totaling $70.4 million in 2024 and $71.2 million in 2025. Portions of dividends payable on the ordinary shares held by Kunlun, amounting to $25.1 million in 2023 and $33.0 million in 2024 were settled through offsets against a receivable due from Kunlun from the sale in 2022 of Opera’s former ownership interest in Star X, which resulted in the receivable being fully settled in July 2024.

The table below summarizes dividends paid (in thousands except per share amounts):

Payment Date	Type	Per Share	Total Dividends	Offset Against Receivables	Paid in Cash
February 9, 2023	Special	$0.80	$71,256	$58,983	$12,273
July 12, 2023	Recurring	$0.40	$35,965	$25,133	$10,832
Total dividends paid in 2023		$1.20	$107,222	$84,116	$23,105
January 9, 2024	Recurring	$0.40	$35,007	$25,133	$9,874
July 15, 2024	Recurring	$0.40	$35,391	$7,829	$27,561
Total dividends paid in 2024		$0.80	$70,398	$32,962	$37,435
January 13, 2025	Recurring	$0.40	$35,395	$—	$35,395
July 15, 2025	Recurring	$0.40	$35,772	$—	$35,772
Total dividends paid in 2025		$0.80	$71,167	$—	$71,167

In December 2025, the Board of Directors declared a semi-annual dividend of $0.40 per share under the recurring dividend program to shareholders of record on January 7, 2026. Because the Board of Directors had the ability to cancel the dividend up until the record date, the dividend did not represent a liability as of December 31, 2025.

The Company intends to continue paying semi-annual dividends; however, the declaration, timing and amount of any future dividends remain subject to Board approval and will depend on the Company’s financial condition, results of operations, capital requirements, contractual restrictions and other relevant factors.

Share Repurchases

In January 2022, the Board of Directors approved a share repurchase program authorizing the repurchase of up to $50 million of the Company’s ADSs by March 2024. The program commenced in February 2022 and was completed in November 2023, at which point in time the Company had repurchased an aggregate 6,119,841 ADSs for a total spend of $50 million.

Including the ADS repurchase programs completed in 2019 and 2021, as well as a repurchase of ordinary shares from a pre-IPO shareholder in 2022, the Company has repurchased a total of 36,971,296 shares for an aggregate spend of $239.0 million since its initial public offering in 2018. As of December 31, 2025, the Company held 1,600,107 ADSs in treasury. Treasury shares are recognized at cost and deducted from equity. No gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue, or cancellation of the Company’s own equity instruments. For information regarding a new $300 million share repurchase program authorized subsequent to the reporting period, see Note 18.

The following table summarizes total capital returned to shareholders in the Company through share repurchases and dividends during 2023, 2024 and 2025 (in thousands, except number of shares and per share amounts):

	Share Repurchases			Dividends
Year Ended December 31,	Number of Shares	Average Price Paid per Share	Amount	Per Share	Amount	Total Capital Returns
2023	2,765,346	$11.82	$32,695	$1.20	$107,222	$139,917
2024	—	$—	$—	$0.80	$70,398	$70,398
2025	—	$—	$—	$0.80	$71,167	$71,167

Marketable Securities

In early 2023, following the sale of the majority of the securities portfolio to Kunlun and Keeneyes Future Holding (see Note 17), and the subsequent sale of the remaining securities in market transactions, Opera terminated its program under which up to $70 million had been allocated to investments in marketable securities. The program generated a net gain of $3.2 million prior to its termination in 2023, recognized in finance income, and a cumulative net gain of $34.2 million since its inception in 2018.